Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Operating Leases
Right-of-use asset	$ 3,061	$ 3,061	$ 1,490
Lease liability	$ 3,060	$ 3,060
Weighted average discount rate (as a percent)	2.30%	2.30%
Weighted average remaining lease term	4 years 7 months 6 days	4 years 7 months 6 days
Operating lease payments	$ 200	$ 300
Partnership's lease liabilities from leased-in equipment
2021 (excluding the six months ended June 30, 2021)	352	352
2022	703	703
2023	703	703
2024	703	703
2025	703	703
2026 and thereafter	59	59
Total	3,223	3,223
Less imputed interest	163	163
Carrying value of operating lease liabilities	$ 3,060	$ 3,060